Leases (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating lease right-of-use assets	$ 1,048,686	$ 1,254,384
Operating lease liabilities	1,060,391	1,263,173
Finance Leases
Finance lease right-of-use assets	85,680	124,347
Finance lease liabilities	$ 38,159	$ 99,823